ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	97.5%
Biotechnology	3.5%
Corteva Inc.		2,127,667	$57,000,199
Commercial Services	2.0%
ServiceMaster Global Holdings Inc.(a)		921,672	32,894,474
Computers & Peripherals	7.8%
Apple Inc.		196,513	71,687,942
International Business Machines Corp.		452,901	54,696,854
			126,384,796
Diversified Financials	6.8%
S&P Global Inc.		180,301	59,405,573
Western Union Co.		2,346,519	50,731,741
			110,137,314
Diversified Support Services	1.6%
IAA Inc.(a)		670,809	25,873,103
Health Care Equipment & Supplies	2.5%
Alcon Inc.(a)		707,606	40,598,936
Information Services	2.4%
Equifax Inc.		230,546	39,626,247
Internet Software & Services	11.5%
Alphabet Inc. - Class A(a)		21,245	30,126,472
Booking Holdings Inc.(a)		43,463	69,207,873
eBay Inc.		1,198,302	62,850,940
Facebook, Inc. - Class A (a)		105,753	24,013,334
			186,198,619
IT Services	3.7%
Accenture PLC - Class A		278,035	59,699,675
Media	11.5%
Fox Corp. - Class A		2,764,391	74,140,967
News Corp. - Class A		4,288,708	50,864,077
News Corp. - Class B		1,541,749	18,423,900
World Wrestling Entertainment Inc. - Class A		987,509	42,907,266
			186,336,210
Pharmaceuticals	13.3%
Bristol-Myers Squibb Co.		1,222,886	71,905,697
Johnson & Johnson		589,826	82,947,230
Novartis AG - REG		710,414	61,799,907
			216,652,834
Software	14.5%
Autodesk Inc.(a)		66,360	15,872,649
Electronic Arts Inc.(a)		592,286	78,211,366
Microsoft Corp.		414,865	84,429,176
Oracle Corp.		1,014,750	56,085,233
			234,598,424

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
June 30, 2020 (Unaudited)

	Percentage of Net Assets	Shares	Value
Tobacco	11.2%
Altria Group Inc.		1,374,711	$53,957,407
British American Tobacco PLC		1,517,899	58,390,330
Philip Morris International Inc.		1,001,366	70,155,702
			182,503,439
Toys/Games/Hobbies	5.2%
Nintendo Co. Ltd.		188,217	83,688,800
TOTAL COMMON STOCKS (Cost $1,290,047,331)			1,582,193,070
TOTAL INVESTMENTS (Cost $1,290,047,331)	97.5%		1,582,193,070
NET OTHER ASSETS (LIABILITIES)	2.5%		40,317,373
NET ASSETS	100.0%		$1,622,510,443

(a)Non-income producing security.

Abbreviations:
REG – Registered
At June 30, 2020, the Fund’s investments were concentrated in the following countries:
Country Allocation	Percentage of Net Assets
United States	82.4%
Switzerland	6.3
Japan	5.2
United Kingdom	3.6
Total	97.5%
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